Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Monteagle Funds
Entity Central Index Key	0001045701
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE SELECT VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	MVEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Select Value Fund - Institutional Class	$75	1.42%

*Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	22.72%	8.75%	10.70%	$27,631
S&P 500 Index	16.99%	14.17%	15.50%	$42,224

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Net Assets	$ 19,278,539
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 45,162
Investment Company, Portfolio Turnover	43.37%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$19,278,539	50	43.37%	$45,162

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard

Largest Holdings [Text Block]

top ten holdings

% of Net Assets

1.	Federated Hermes Government Obligations Fund - Institutional Class	10.48%
2.	AES Corp.	3.28%
3.	The Campbell's Co.	3.16%
4.	NextEra Energy, Inc.	2.92%
5.	United Rentals, Inc.	2.83%
6.	Leidos Holdings, Inc.	2.72%
7.	Texas Pacific Land Corp.	2.72%
8.	Fortinet, Inc	2.71%
9.	Qnity Electronics, Inc.	2.66%
10.	Zoetis, Inc	2.62%
	Total % of Net Assets	36.10%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Email Address	https://monteaglefunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INVESTOR CLASS
Trading Symbol	HEQFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593.
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Opportunity Equity Fund - Investor Class	$92	1.77%

*Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	16.67%	8.85%	10.07%	$ 26,103
S&P 500 Index	16.99%	14.17%	15.50%	$ 42,226

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Net Assets	$ 16,664,656
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 20,102
Investment Company, Portfolio Turnover	8.45%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,664,656	119	8.45%	$20,102

Largest Holdings [Text Block]

top ten holdings

% of Net Assets

1.	Landstar System, Inc.	1.67%
2.	Matson, Inc.	1.58%
3.	C.H. Robinson Worldwide, Inc.	1.46%
4.	Brady Corp. Class A	1.42%
5.	A.O. Smith Corp.	1.35%
6.	Fluor Corp.	1.32%
7.	Mueller Industries, Inc.	1.30%
8.	Terex Corp.	1.27%
9.	Hubbell, Inc.	1.25%
10.	Toro Co.	1.23%
	Total % of Net Assets	13.85%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Email Address	https://monteaglefunds.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	HEQCX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Email	https://monteaglefunds.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Opportunity Equity Fund - Institutional Class	$66	1.27%

*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	17.41%	9.40%	10.61%	$2,739,734
S&P 500 Index	16.99%	14.17%	15.50%	$4,222,438

Cumulative Performance Comparison of $1,000,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Net Assets	$ 16,664,656
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 20,102
Investment Company, Portfolio Turnover	8.45%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,664,656	119	8.45%	$20,102

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

Largest Holdings [Text Block]

top ten holdings

% of Net Assets

1.	Landstar System, Inc.	1.67%
2.	Matson, Inc.	1.58%
3.	C.H. Robinson Worldwide, Inc.	1.46%
4.	Brady Corp. Class A	1.42%
5.	A.O. Smith Corp.	1.35%
6.	Fluor Corp.	1.32%
7.	Mueller Industries, Inc.	1.30%
8.	Terex Corp.	1.27%
9.	Hubbell, Inc.	1.25%
10.	Toro Co.	1.23%
	Total % of Net Assets	13.85%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Email Address	https://monteaglefunds.com
Institutional class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE ENHANCED EQUITY INCOME FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EEIFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Enhanced Equity Income Fund - Institutional Class	$67	1.32%

*Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Since Inception*	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	8.53%	11.92%	$ 14,172
CBOE S&P 500 BuyWrite Monthly Index	9.38%	12.52%	$ 14,413
S&P 500 Index	16.99%	20.63%	$ 17,883

Cumulative Performance Comparison of $10,000 Investment

* Inception date: 01/23/2023

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Net Assets	$ 14,096,582
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 21,054
Investment Company, Portfolio Turnover	48.05%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$14,096,582	40	48.05%	$21,054

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

Excludes written options.

Largest Holdings [Text Block]

top ten holdings

% of Net Assets

1.	State Street S&P 500 ETF Trust	7.30%
2.	Microsoft Corp.	5.57%
3.	Alphabet, Inc.	5.53%
4.	Amazon.com, Inc.	4.92%
5.	NVDIA Corp.	4.40%
6.	Meta Platforms, Inc.	4.14%
7.	Intuitive Surgical, Inc.	3.57%
8.	Exxon Mobil Corp.	3.57%
9.	Apple, Inc.	3.56%
10.	Broadcom, Inc.	3.40%
	Total % of Net Assets	45.96%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Email Address	https://monteaglefunds.com
Class I
Shareholder Report [Line Items]
Fund Name	THE TEXAS FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	BIGTX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

The Texas Fund - Institutional Class	$85	1.63%

*Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.63%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	21.61%	8.78%	10.48%	$ 27,076
S&P 500 Index	16.99%	14.17%	15.50%	$ 42,224

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Net Assets	$ 19,216,214
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 34,832
Investment Company, Portfolio Turnover	45.34%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$19,216,214	79	45.34%	$34,832

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard

Largest Holdings [Text Block]

top ten holdings

% of Net Assets

1.	Caterpillar, Inc.	4.83%
2.	Home Depot, Inc.	4.20%
3.	Texas Instruments, Inc.	3.94%
4.	Toyota Motor Corp. ADR	3.68%
5.	Tesla, Inc.	3.63%
6.	Chevron Corp.	3.59%
7.	Exxon Mobil Corp.	3.53%
8.	AT&T, Inc.	3.35%
9.	The Charles Schwab Corp.	3.33%
10.	Apple, Inc.	3.23%
	Total % of Net Assets	37.31%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Email Address	https://monteaglefunds.com